Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 439,762	$ 78,671
Office equipment cost		18,644
Accumulated depreciation		2,830
Net loss disposal of office equipment		$ 15,242